Loans and Accounts Receivable From Customers - Schedule of Cash Flows to be Received from Finance Lease Contracts (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Total finance leasing contracts	$ 1,722,039	$ 1,721,454
Unearned income finance leasing contracts	(458,956)	(471,424)
Net finance leasing contracts	1,263,083	1,250,030
Up to one month [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	40,970	30,141
Unearned income finance leasing contracts	(1,126)	(144)
Net finance leasing contracts	39,844	29,997
1 - 3 months [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	34,232	3,400
Unearned income finance leasing contracts	(2,252)	(86)
Net finance leasing contracts	31,980	3,314
3 months to 1 year [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	130,554	38,446
Unearned income finance leasing contracts	(9,580)	(1,525)
Net finance leasing contracts	120,974	36,921
1 - 3 years [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	265,499	189,921
Unearned income finance leasing contracts	(26,014)	(11,253)
Net finance leasing contracts	239,485	178,668
3 to 6 years [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	304,706	338,156
Unearned income finance leasing contracts	(47,570)	(42,164)
Net finance leasing contracts	257,136	295,992
More than 6 years [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	946,078	1,121,390
Unearned income finance leasing contracts	(372,414)	(416,252)
Net finance leasing contracts	$ 573,664	$ 705,138